Note 19 - Leasing Arrangements	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
NOTE
19
– LEASING ARRANGEMENTS

The Corporation leases various branch facilities under operating leases. Rent expense wa
s
$424,000,
$
314,000,
and
$158,000
for the years
2020
,
2019
 and
2018
, respectively.  A right-of-use asset, included in other assets, and lease liability, included in other liabilities, were both
$1,867,000
at December
31,
2020
and
$2,112,000
at December
31,
2019.

The following is a schedule of future minimum rental payments required under the facility leases as of
December 31, 2020
:

Year ending	Amount
December 31,	(in thousands)
2021	$325
2022	290
2023	292
2024	294
2025	268
Thereafter	891
Total	$2,360